Schedule of Summarized Financial Information for Equity Investees Income Statement (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Net revenue	$ 10,825	$ 12,668	$ 12,356
Operating income	2,823	4,021	4,156
Net income	$ 1,679	$ 2,451	$ 2,563